Fair Value Measurements (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Level 1 [Member] | Fair Value Measurements Recurring [Member]
Assets:
Marketable securities held in Trust Account	$ 204,322,796	$ 200,471,972